Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000099770 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000099770 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000099770 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099770 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099770 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099770 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099770 | ROBLOX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099770 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099770 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099770 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000099770 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000099770 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099770 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099770 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099770 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099770 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000099770 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099770 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237496 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000237496 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000237496 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000237496 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237496 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237496 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237496 | ROBLOX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237496 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237496 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237496 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000237496 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000237496 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237496 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237496 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237496 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237496 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000237496 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237496 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099773 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000099773 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000099773 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099773 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099773 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099773 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099773 | ROBLOX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099773 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099773 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099773 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000099773 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000099773 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099773 | IndustryWireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099773 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099773 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099773 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099773 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000099773 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099773 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099773 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%